                                                                    Exhibit 99.2

EXHIBIT C

CLASS A CUSIP #00761HBC4
CLASS B CUSIP #00761HBD2
CLASS C CUSIP #00761HBE0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2003-D
                          PERIOD ENDING AUGUST 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of September 20, 2006 and with respect to the performance of the Trust during the Monthly Period of August 1, 2006 through August 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is September 19, 2006.

The Determination Date with respect to the current calendar month is September 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August    Included in Exhibit 4.1 to the Form 8-K
1, 2000.                                filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Master           Included in Exhibit 4.1 to the Form 8-K
Indenture, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Series 2003-D Indenture Supplement,     Included in Exhibit 4.1 to the Form 8-K
dated as of December 1, 2003.           filed with the SEC on December 10, 2003
                                        by Advanta Business Receivables Corp.

Transfer and Servicing Agreement        Included in Exhibit 4.3 to the Form 8-K
("TSA"), dated as of August 1, 2000.    filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as    Included in Exhibit 4.3 to the Form 8-K
of May 9, 2006.                         filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Trust Agreement, dated as of August     Included in Exhibit 4.4 to the Form 8-K
1, 2000.                                filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Trust            Included in Exhibit 4.2 to the Form 8-K
Agreement, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                          Total amount
                          of principal
                           to be paid    Per $1,000
                         -------------   ----------
1. Class A Noteholders        $--            --
2. Class B Noteholders        $--            --
3. Class C Noteholders        $--            --
4. Class D Noteholders        $--            --

II. Information regarding the current monthly interest distribution to the Noteholders

                          Total amount
                          of interest
                           to be paid    Per $1,000
                         -------------   ----------
1. Class A Noteholders   $1,492,000.00     4.66250
2. Class B Noteholders   $  199,645.83     5.39583
3. Class C Noteholders   $  198,770.83     6.85417
4. Class D Noteholders   $  149,625.00    10.68750

III.  Information regarding the total monthly distribution to the Noteholders

                          Total amount
                           to be paid    Per $1,000
                         -------------   ----------
1. Class A Noteholders   $1,492,000.00     4.66250
2. Class B Noteholders   $  199,645.83     5.39583
3. Class C Noteholders   $  198,770.83     6.85417
4. Class D Noteholders   $  149,625.00    10.68750

IV. Information regarding the performance of the Advanta Business Card Master Trust

     1.  The aggregate amount of such Collections with
         respect to Principal Receivables for the Monthly
         Period preceding such Payment Date ................   $  941,470,046.62
                                                               -----------------
     2.  The aggregate amount of such Collections with
         respect to Finance Charge and Administrative
         Receivables for the Monthly Period preceding such
         Payment Date ......................................   $   70,402,239.78
                                                               -----------------
     2a. Interchange for the Monthly Period preceding such
         Payment Date (included in the amount shown above on
         line item IV.2.) ..................................   $   17,626,049.10
                                                               -----------------

     2b. Recoveries for the Monthly Period preceding such
         Payment Date (included in the amount shown above on
         line item IV.2.) ..................................   $    1,237,725.49
                                                               -----------------
     3.  The Defaulted Amount for the preceding Monthly
         Period ............................................   $   14,964,376.09
                                                               -----------------
     4.  The annualized percentage equivalent of a fraction,
         the numerator of which is the Defaulted Amount less
         Recoveries for the preceding Monthly Period, and
         the denominator is the average Receivables for the
         preceding Monthly Period ..........................                3.80%
                                                               -----------------
     5. The total amount of Principal Receivables in the
        Trust at the beginning of the preceding Monthly
        Period .............................................   $4,222,214,291.17
                                                               -----------------
     6.  The total amount of Principal Receivables in the
         Trust as of the last day of the preceding Monthly
         Period ............................................   $4,327,080,636.74
                                                               -----------------
     7.  The total amount of Finance Charge and
         Administrative Receivables in the Trust at the
         beginning of the preceding Monthly Period .........   $   59,776,168.01
                                                               -----------------
     8.  The total amount of Finance Charge and
         Administrative Receivables in the Trust as of the
         last day of the preceding Monthly Period ..........   $   59,790,935.60
                                                               -----------------
     9.  The aggregated Adjusted Invested Amounts of all
         Series of Notes outstanding as of the last day of
         the preceding Monthly Period ......................   $3,401,718,346.00
                                                               -----------------
     10. The Transferor Interest as of the last day of the
         preceding Monthly Period ..........................   $  925,362,290.74
                                                               -----------------
     11. The transferor percentage as of the last day of the
         preceding Monthly Period ..........................               21.39%
                                                               -----------------
     12. The Required Transferor Percentage ................                6.00%
                                                               -----------------
     13. The Required Transferor Interest ..................   $  259,624,838.20
                                                               -----------------
     14. The monthly principal payment rate for the
         preceding Monthly Period ..........................               22.30%
                                                               -----------------
     15. The balance in the Excess Funding Account as of the
         last day of the preceding Monthly Period ..........   $              --
                                                               -----------------
     16. The aggregate outstanding balance of the Accounts
         which were delinquent as of the close of business
         on the last day of the Monthly Period preceding
         such Payment Date:

                                                Percentage      Aggregate
                                                 of Total        Account
                                               Receivables       Balance
                                               -----------   ---------------
(a) Delinquent between 30 days and 59 days        0.84%      $ 36,873,456.61
(b) Delinquent between 60 days and 89 days        0.62%      $ 27,264,722.09
(c) Delinquent between 90 days and 119 days       0.48%      $ 21,082,515.97
(d) Delinquent between 120 days and 149 days      0.39%      $ 17,306,100.37
(e) Delinquent between 150 days and 179 days      0.36%      $ 15,804,487.07
(f) Delinquent 180 days or greater                0.00%      $            --
                                                  ----       ---------------
(g) Aggregate                                     2.69%      $118,331,282.11
                                                  ====       ===============

V.   Information regarding Series 2003-D

     1.  The amount of Principal Receivables in the Trust
         represented by the Invested Amount of Series 2003-D
         as of the last day of the related Monthly Period ..   $  400,000,000.00
                                                               -----------------
     2.  The amount of Principal Receivables in the Trust
         represented by the Adjusted Invested Amount of
         Series 2003-D on the last day of the related
         Monthly Period ....................................   $  400,000,000.00
                                                               -----------------

                                                NOTE FACTORS

     3.  The amount of Principal Receivables
         in the Trust represented by the
         Class A Note Principal Balance on
         the last day of the related Monthly
         Period .............................      1.0000      $  320,000,000.00
                                                               -----------------
     4.  The amount of Principal Receivables
         in the Trust represented by the
         Class B Note Principal Balance on
         the last day of the related Monthly
         Period .............................      1.0000      $   37,000,000.00
                                                               -----------------
     5.  The amount of Principal Receivables
         in the Trust represented by the
         Class C Note Principal Balance on
         the last day of the related Monthly
         Period .............................      1.0000      $   29,000,000.00
                                                               -----------------
     6.  The amount of Principal Receivables
         in the trust represented by the
         Class D Note Principal Balance on
         the last day of the related Monthly
         Period .............................      1.0000      $   14,000,000.00
                                                               -----------------
     7.  The Floating Investor Percentage with respect to
         the period:

     August 1, 2006 through August 20, 2006                            9.4737020%
                                                               -----------------
     August 21, 2006 through August 31, 2006                           9.1625102%
                                                               -----------------
     8.  The Fixed Investor Percentage with
         respect to the period:

     August 1, 2006 through August 20, 2006                                  N/A
                                                               -----------------
     August 21, 2006 through August 31, 2006                                 N/A
                                                               -----------------
     9.  The amount of Investor Principal Collections
         applicable to Series 2003-D .......................   $   88,049,262.47
                                                               -----------------
     10a. The amount of Available Finance Charge Collections
         on deposit in the Collection Account for the
         related Monthly Period ............................   $    4,837,340.52
                                                               -----------------
     10b. Pursuant to Section 8.04(a) of the Master
         Indenture, the amount of Available Finance Charge
         Collections not on deposit in the Collection
         Account for the related Monthly Period ............   $    1,771,717.77
                                                               -----------------
     11. The Investor Default Amount for the related Monthly
         Period ............................................   $    1,376,289.25
                                                               -----------------

     12. The Monthly Servicing Fee for the related Monthly
         Period ............................................   $      666,666.67
                                                               -----------------
     13. The excess spread amount for the related Monthly
         Period (Available Finance Charge Collections minus
         the sum of the amounts determined pursuant to
         subsections 4.04 (a) (i) - (v) and subsection 4.04
         (a) (viii) of the Series 2003-D Indenture
         Supplement) .......................................   $    2,526,060.71
                                                               -----------------
     14. Trust yields for the related Monthly Period

         a. The cash yield for the related Monthly
            Period .........................................               19.83%
                                                               -----------------
         b. The default rate for the related Monthly
            Period .........................................                4.13%
                                                               -----------------
         c. The Net Portfolio Yield for the related Monthly
            Period .........................................               15.70%
                                                               -----------------
         d. The Base Rate for the related Monthly Period ...                8.12%
                                                               -----------------
         e. The Excess Spread Percentage for the related
            Monthly Period .................................                7.58%
                                                               -----------------
         f. The Quarterly Excess Spread Percentage for the
            related Monthly Period .........................                7.29%
                                                               -----------------
            i)   Excess Spread Percentage related to Aug-06                 7.58%
                                                               -----------------
            ii)  Excess Spread Percentage related to Jul-06                 7.05%
                                                               -----------------
            iii) Excess Spread Percentage related to Jun-06                 7.23%
                                                               -----------------
     15. Floating Rate Determinations:

     LIBOR for the Interest Period from August 21, 2006
     through and including September 19, 2006                            5.32500%
                                                               -----------------
     16. Principal Funding Account

         a. The beginning Principal Funding Account Balance
            (ending balance as of the previous Payment
            Date) ..........................................   $              --
                                                               -----------------
         b. Principal Funding Investment Proceeds for the
            related Payment Date ...........................   $              --
                                                               -----------------
         c. Principal Funding Investment Proceeds withdrawn
            and deposited into the Collection Account to be
            treated as Available Finance Charge Collections
            for the related Payment Date ...................   $              --
                                                               -----------------
         d. During the Controlled Accumulation Period, the
            Monthly Principal deposited into the Principal
            Funding Account ................................   $              --
                                                               -----------------
         e. On the earliest to occur of (a) the first
            Payment Date during the Early Amortization
            Period and (b) the Expected Final Principal
            Payment Date, the amount withdrawn for payment
            to the Noteholders .............................   $              --
                                                               -----------------
         f. The ending Principal Funding Account Balance on
            the related Payment Date .......................   $              --
                                                               =================
         g. The Accumulation Shortfall with respect to the
            related Monthly Period .........................   $              --
                                                               -----------------
     17. Reserve Account

         a. The beginning Reserve Account balance (ending
            balance as of the previous Payment Date) .......   $      500,000.00
                                                               -----------------
         b. Interest earnings on the Reserve Account .......   $        2,222.52
                                                               -----------------
         c. Interest earnings on the Reserve Account
            withdrawn and deposited into the Collection
            Account to be treated as Available Finance
            Charge Collections for the related Payment
            Date ...........................................   $        2,222.52
                                                               -----------------
         d. On each Payment Date from and after the Reserve
            Account Funding Date, the amount deposited into
            the Reserve Account pursuant to subsection
            4.04(a)(vii) of the Series 2003-D Indenture
            Supplement .....................................   $              --
                                                               -----------------
         e. The Reserve Draw Amount deposited into the
            Collection Account and treated as Available
            Finance Charge Collections for the related
            Monthly Period .................................   $              --
                                                               -----------------
         f. The Reserve Account Surplus withdrawn and
            deposited into the Cash Collateral Account .....   $              --
                                                               -----------------
         g. Amount withdrawn from the Reserve Account and
            paid to the holders of the Trust Beneficial
            Interests pursuant to subsection 4.10(f) of the
            Series 2003-D Indenture Supplement .............   $              --
                                                               -----------------
         h. The ending Reserve Account balance on the
            related Payment Date ...........................   $      500,000.00
                                                               =================
         i. The Required Reserve Account Amount on the
            related Payment Date ...........................   $      500,000.00
                                                               -----------------
         j. The Available Reserve Account Amount on the
            related Payment Date ...........................   $      500,000.00
                                                               -----------------
     18. Cash Collateral Account

         a. The beginning Cash Collateral Account balance
            (ending balance as of the previous Payment
            Date) ..........................................   $    9,000,000.00
                                                               -----------------
         b. Investment Earnings since the preceding Payment
            Date ...........................................   $       40,068.24
                                                               -----------------
         c. Amount withdrawn from the Cash Collateral
            Account to cover disbursements pursuant to
            subsections 4.04(a)(iv) and 4.04(a)(viii) of the
            Series 2003-D Indenture Supplement .............   $              --
                                                               -----------------
         d. Amount withdrawn from the Cash Collateral
            Account on the Series 2003-D Final Maturity Date
            for distributions to the Class C Noteholders and
            the Class D Noteholders ........................   $              --
                                                               -----------------
         e. Amount withdrawn from the Cash Collateral
            Account on the day following the occurrence of
            an Event of Default for distributions to the
            Class C Noteholders and the Class D
            Noteholders ....................................   $              --
                                                               -----------------
         f. Amount deposited into the Cash Collateral
            Account to cover any Cash Collateral Account
            Deficiency .....................................   $              --
                                                               -----------------
         g. Amount withdrawn from the Cash Collateral
            Account equaled to the excess over the Required
            Cash Collateral Account Amount and paid to the
            Transferor .....................................   $       40,068.24
                                                               -----------------
         h. Remaining Cash Collateral Account amount
            withdrawn on the date on which the Class C Note
            Principal Balance and the Class D Note Principal
            Balance have been paid in full and paid to the
            Transferor .....................................   $              --
                                                               -----------------
         i. The ending Cash Collateral Account balance on
            the related Payment Date .......................   $    9,000,000.00
                                                               =================
         j. The Required Cash Collateral Account Amount on
            the related Payment Date .......................   $    9,000,000.00
                                                               -----------------
         k. The Available Cash Collateral Account Amount on
            the related Payment Date .......................   $    9,000,000.00
                                                               -----------------

     19. Investor Charge-Offs

         a. The aggregate amount of Investor Charge-Offs for
            the related Monthly Period .....................   $              --
                                                               -----------------

         b. The aggregate amount of Investor Charge-Offs
            reimbursed on the Payment Date .................   $              --
                                                               -----------------

     20. The Monthly Principal Reallocation Amount for the
         related Monthly Period ............................   $              --
                                                               -----------------

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID B. WEINSTOCK
                                            ------------------------------------
                                        Name: David B. Weinstock
                                        Title: Vice President